Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Year	Summary compensation table total for PEO[1]	Compensation actually paid to PEO[2]	Average summary compensation table total for non-PEO NEOs[3]	Average compensation actually paid to non-PEO NEOs[3]	Value of initial fixed $100 investment on December 31, 2019 based on:		Net income (loss) (in millions)	ANI EPS[5]
					Total shareholder return	Peer group total shareholder return[4]
2023	$11,650,671	$20,784,412	$3,680,581	$5,549,980	$92.88	$99.27	$266.6	$14.81
2022	$10,182,949	$16,135,480	$3,484,061	$4,111,433	$78.13	$85.27	$167.5	$13.53
2021	$9,612,917	$(11,056,785)	$3,403,671	$(2,116,815)	$67.02	$101.33	$136.1	$9.14
2020	$20,110,653	$17,199,828	$5,631,854	$5,431,105	$97.17	$92.40	$(280.5)	$6.06

Company Selected Measure Name	Adjusted Net Income - Earnings Per Share
Named Executive Officers, Footnote	Ms. Smith was the Company's PEO, or Principal Executive Officer, for all four years in the table.Non-PEO NEOs included in the average calculations are:
2023: Robert Deshaies, Jay Dearborn Jr., Jagtar Narula, and Sachin Dhawan
2022: Jagtar Narula, Jennifer Kimball, Robert Deshaies, Jay Dearborn Jr., and Karen Stroup
2021: Roberto Simon, Scott Phillips, Robert Deshaies, and David Cooper
2020: Roberto Simon, Scott Phillips, Robert Deshaies, and Jay Dearborn Jr.

Peer Group Issuers, Footnote	Peer group total shareholder return was calculated using the S&P 400 Data Processing and Outsourced Services Index in 2020, 2021, and 2022 and the S&P 400 Diversified Financial Services Industry Index (Capital IQ: S&P 400 Financial Services (Industry)(24-AUG-07) Index; constituents as of December 31, 2023 include EEFT, MTG, WEX, WU, VOYA, ESNT, EQH.) in 2023. In March of 2023, the S&P 400 Data Processing and Outsourced Services Index was discontinued and the former constituents of the Data Processing & Outsourced Services sub-industry were reclassified into various sub-industries within the Financials, Industrials, and Consumer Discretionary industries. Given this change, we evaluated various indices to select a new peer group. We believe the S&P 400 Diversified Financial Services Industry Index represents an appropriate benchmark because it includes WEX and a broad range of peers with a similar market cap to WEX while maintaining a relatively balanced impact to the performance of the index based on weightings. Because the S&P 400 Data Processing and Outsourced Services Index was discontinued in March 2023 the total shareholder return for the year ended December 31, 2023 is not included as a comparison to the newly-selected peer group.
PEO Total Compensation Amount	$ 11,650,671	$ 10,182,949	$ 9,612,917	$ 20,110,653
PEO Actually Paid Compensation Amount	$ 20,784,412	16,135,480	(11,056,785)	17,199,828
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the summary compensation table totals to determine "compensation actually paid" as reported in the pay versus performance table. "Compensation actually paid" does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2023 the values included in these columns reflected the following adjustments:

PEO	2023
Summary compensation table total	$11,650,671
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$2,324,823
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$5,539,158
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$1,269,760
Compensation actually paid	$20,784,412
Non-PEO NEOs (Average)	2023
Summary compensation table total	$3,680,581
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$576,386
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$1,163,146
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$129,867
Compensation actually paid	$5,549,980

Non-PEO NEO Average Total Compensation Amount	$ 3,680,581	3,484,061	3,403,671	5,631,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,549,980	4,111,433	(2,116,815)	5,431,105
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the summary compensation table totals to determine "compensation actually paid" as reported in the pay versus performance table. "Compensation actually paid" does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2023 the values included in these columns reflected the following adjustments:

PEO	2023
Summary compensation table total	$11,650,671
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$2,324,823
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$5,539,158
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$1,269,760
Compensation actually paid	$20,784,412
Non-PEO NEOs (Average)	2023
Summary compensation table total	$3,680,581
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$576,386
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$1,163,146
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$129,867
Compensation actually paid	$5,549,980

Compensation Actually Paid vs. Net Income
We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants. The Company does not consider the increase in Net Income over the four-year period to be directly correlated to "compensation actually paid" because Net Income is not a metric in our STIP or our LTIP PRSU plan. We note that over the two year period from 2020 to 2022, our TSR was generally trending in a manner contrary to the TSR for our peer group. During 2023, our TSR trended consistent with our peer group.
Year 2023 >> An increase in estimated performance attainments on our 2022 LTIP PRSU awards during 2023, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2022 to 2024, coupled with an increase in our stock price from year-end 2022 to year-end 2023, contributed to an increase in "compensation actually paid" to our CEO and NEOs during 2023. Net income did not directly impact the increase in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2022 >> An increase in our stock price from year-end 2021 to year-end 2022 coupled with an increase in estimated performance attainments on our 2021 LTIP PRSU awards during 2022, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2021 to 2022, contributed to an increase in "compensation actually paid" to our CEO and NEOs during 2022. Net Income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2021 >> The Company's TSR performance lagged our peers in 2021, which contributed to a decrease in "compensation actually paid" to our CEO and NEOs in 2021, along with a decrease in our stock price from year-end 2020 to year-end 2021. Due to the majority of our outstanding PRSU awards during 2021 being based solely on TSR results, the increase in ANI EPS during 2021 did not contribute significantly to "compensation actually paid". Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2020 >> A decrease in our stock price from year-end 2019 to the 2020 vest dates of certain 2017 LTIP PRSU awards and performance-based stock options, offset only in part by an increase in our stock price from 2020 grant dates to year-end 2020 coupled with the Company's TSR performance outperforming our PRSU comparative group in 2020, contributed to decreases in "compensation actually paid" to our CEO and NEOs during 2020. Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs. ANI EPS had a net positive impact on "compensation actually paid" as performance against goals established in 2018 and 2019 for this metric for the corresponding payouts exceeded target.

Compensation Actually Paid vs. Company Selected Measure
We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants. The Company does not consider the increase in Net Income over the four-year period to be directly correlated to "compensation actually paid" because Net Income is not a metric in our STIP or our LTIP PRSU plan. We note that over the two year period from 2020 to 2022, our TSR was generally trending in a manner contrary to the TSR for our peer group. During 2023, our TSR trended consistent with our peer group.
Year 2023 >> An increase in estimated performance attainments on our 2022 LTIP PRSU awards during 2023, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2022 to 2024, coupled with an increase in our stock price from year-end 2022 to year-end 2023, contributed to an increase in "compensation actually paid" to our CEO and NEOs during 2023. Net income did not directly impact the increase in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2022 >> An increase in our stock price from year-end 2021 to year-end 2022 coupled with an increase in estimated performance attainments on our 2021 LTIP PRSU awards during 2022, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2021 to 2022, contributed to an increase in "compensation actually paid" to our CEO and NEOs during 2022. Net Income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2021 >> The Company's TSR performance lagged our peers in 2021, which contributed to a decrease in "compensation actually paid" to our CEO and NEOs in 2021, along with a decrease in our stock price from year-end 2020 to year-end 2021. Due to the majority of our outstanding PRSU awards during 2021 being based solely on TSR results, the increase in ANI EPS during 2021 did not contribute significantly to "compensation actually paid". Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2020 >> A decrease in our stock price from year-end 2019 to the 2020 vest dates of certain 2017 LTIP PRSU awards and performance-based stock options, offset only in part by an increase in our stock price from 2020 grant dates to year-end 2020 coupled with the Company's TSR performance outperforming our PRSU comparative group in 2020, contributed to decreases in "compensation actually paid" to our CEO and NEOs during 2020. Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs. ANI EPS had a net positive impact on "compensation actually paid" as performance against goals established in 2018 and 2019 for this metric for the corresponding payouts exceeded target.

Total Shareholder Return Vs Peer Group
We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants. The Company does not consider the increase in Net Income over the four-year period to be directly correlated to "compensation actually paid" because Net Income is not a metric in our STIP or our LTIP PRSU plan. We note that over the two year period from 2020 to 2022, our TSR was generally trending in a manner contrary to the TSR for our peer group. During 2023, our TSR trended consistent with our peer group.
Year 2023 >> An increase in estimated performance attainments on our 2022 LTIP PRSU awards during 2023, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2022 to 2024, coupled with an increase in our stock price from year-end 2022 to year-end 2023, contributed to an increase in "compensation actually paid" to our CEO and NEOs during 2023. Net income did not directly impact the increase in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2022 >> An increase in our stock price from year-end 2021 to year-end 2022 coupled with an increase in estimated performance attainments on our 2021 LTIP PRSU awards during 2022, which are largely based on our Compensation Net Revenue and ANI EPS over the period of 2021 to 2022, contributed to an increase in "compensation actually paid" to our CEO and NEOs during 2022. Net Income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2021 >> The Company's TSR performance lagged our peers in 2021, which contributed to a decrease in "compensation actually paid" to our CEO and NEOs in 2021, along with a decrease in our stock price from year-end 2020 to year-end 2021. Due to the majority of our outstanding PRSU awards during 2021 being based solely on TSR results, the increase in ANI EPS during 2021 did not contribute significantly to "compensation actually paid". Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs.
Year 2020 >> A decrease in our stock price from year-end 2019 to the 2020 vest dates of certain 2017 LTIP PRSU awards and performance-based stock options, offset only in part by an increase in our stock price from 2020 grant dates to year-end 2020 coupled with the Company's TSR performance outperforming our PRSU comparative group in 2020, contributed to decreases in "compensation actually paid" to our CEO and NEOs during 2020. Net income did not directly impact the decline in "compensation actually paid" as it is not a metric in our STIP or PRSU incentive programs. ANI EPS had a net positive impact on "compensation actually paid" as performance against goals established in 2018 and 2019 for this metric for the corresponding payouts exceeded target.

Tabular List, Table

Most important performance measures
Adjusted Revenue
Adjusted Operating Income
Adjusted Net Income - Earnings Per Share (ANI EPS)

Total Shareholder Return Amount	$ 92,880	78.13	67.02	97.17
Peer Group Total Shareholder Return Amount	99,270	85.27	101.33	92.40
Net Income (Loss)	$ 266,600,000	$ 167,500,000	$ 136,100,000	$ (280,500,000)
Company Selected Measure Amount | $ / shares	14.81	13.53	9.14	6.06
PEO Name	Ms. Smith	Ms. Smith	Ms. Smith	Ms. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income - Earnings Per Share (ANI EPS)
Non-GAAP Measure Description	Adjusted Net Income - Earnings Per Share, or "ANI EPS", a non-GAAP measure, is calculated as defined in Appendix A.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,324,823
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,539,158
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,269,760
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	576,386
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,163,146
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 129,867